Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Inventories Abstract
Finished goods	$ 90,702,000	$ 86,908,000
Work-in-process	7,491,000	9,871,000
Raw materials	81,616,000	96,197,000
Total inventory	$ 179,809,000	$ 192,976,000